Shareholders' equity and dividends - Narrative (Details)			1 Months Ended					12 Months Ended
	Jul. 20, 2022 USD ($)	Jul. 20, 2022 NOK (kr)	May 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares $ / bbl shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 NOK (kr) kr / shares shares	May 11, 2022	Dec. 31, 2021 NOK (kr) kr / shares shares
Dividends declared per share | $ / shares								$ 2.4000	$ 0.6300
Percentage ownership of entity by shareholders												67.00%
Payments to acquire or redeem entity's shares								$ 3,315,000,000	$ 321,000,000	$ 1,059,000,000
Share capital								$ 1,142,036,265	$ 1,163,987,792		kr 7,938,675,397.50		kr 8,144,219,267.50
Total number of shares issued | shares								3,175,470,159	3,257,687,707		3,175,470,159		3,257,687,707
Nominal value per share | kr / shares											kr 2.50		kr 2.50
Increase (decrease) through treasury share transactions, equity								$ (3,380,000,000)	$ (429,000,000)	$ (890,000,000)
Norwegian State [Member]
Percentage ownership of entity by shareholders								67.00%			67.00%	67.00%
Potential Ordinary Share Transactions [member]
Dividends declared per share | $ / shares								$ 0.30
Extraordinary dividend per share | $ / shares								$ 0.60
Share-based Payment Arrangmeent, second, third and fourth tranche [member] | Forecast [member]
Percentage ownership of entity by shareholders			67.00%
Treasury shares employees [member]
Treasury shares purchased								$ 72,000,000	75,000,000
Share buyback programme [member]
Agreement to buy treasury shares								$ 3,380,000,000	$ 429,000,000
Nominal value per share | kr / shares											kr 2.50
Number of shares outstanding | shares								42,619,172	13,460,292	0	42,619,172		13,460,292
Share buyback programme [member] | First tranche [member]
Agreement to buy treasury shares								$ 330,000,000	$ 99,000,000
Share buyback programme [member] | Second tranche [member]
Agreement to buy treasury shares								440,000,000	330,000,000
Share buyback programme [member] | Third tranche [member]
Agreement to buy treasury shares								605,000,000	0
Share buyback programme [member] | Fourth tranche [member]
Agreement to buy treasury shares								605,000,000	$ 0
Share buy-back programme for 2023 [member] | Potential Ordinary Share Transactions [member]
Agreement to buy treasury shares								$ 6,000,000,000
Share buy-back programme for 2023 [member] | Minimum [member] | Potential Ordinary Share Transactions [member]
Percent of debt to capital employed								15.00%
Share buy-back programme for 2023 [member] | Minimum [member] | Potential Ordinary Share Transactions [member] | Brent Blend oil price [member]
Estimated crude oil or Gas price per unit | $ / bbl								50
Share buy-back programme for 2023 [member] | Maximum [member] | Potential Ordinary Share Transactions [member]
Percent of debt to capital employed								30.00%
Share buy-back programme for 2023 [member] | Maximum [member] | Potential Ordinary Share Transactions [member] | Brent Blend oil price [member]
Estimated crude oil or Gas price per unit | $ / bbl								60
Share buy-back programme for 2023 [member] | First tranche [member] | Potential Ordinary Share Transactions [member]
Agreement to buy treasury shares								$ 1,000,000,000
Share buy-back programme for 2022 [member]
Payments to acquire or redeem entity's shares	$ 1,399,000,000	kr 13,496,000,000
Share buy-back programme for 2022 [member] | Maximum [member]
Agreement to buy treasury shares					$ 6,000,000,000		$ 5,000,000,000
Share buy-back programme for 2022 [member] | First tranche [member]
Agreement to buy treasury shares							1,000,000,000
Treasury shares purchased							$ 330,000,000
Share buy-back programme for 2022 [member] | Second tranche [member]
Agreement to buy treasury shares						$ 1,333,000,000
Treasury shares purchased						$ 440,000,000
Share buy-back programme for 2022 [member] | Share-based Payment Arrangmeent, second, third and fourth tranche [member] | Forecast [member]
Treasury shares purchased			$ 3,350,000,000
Share buy-back programme for 2022 [member] | Third tranche [member]
Agreement to buy treasury shares					1,833,000,000
Treasury shares purchased					$ 605,000,000
Share buy-back programme for 2022 [member] | Fourth tranche [member]
Agreement to buy treasury shares				$ 1,833,000,000
Payments to acquire or redeem entity's shares				475,000,000
Treasury shares purchased				495,000,000
Increase (decrease) through treasury share transactions, equity				$ (605,000,000)